Share capital and share premium	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
29.	Share capital and share premium

Ordinary shares issued and fully paid as at December 31, 2020 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
311,352,064	Class A ordinary shares	0.04	$12,454	$882,422	$783,529	$1,678,405
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
354,210,144			$14,168	$927,931	$783,529	$1,725,628

During 2020, 14,611,136 shares were issued. All were fully paid and newly issued Class A ordinary shares. The nominal value of all shares issued is $0.04 each. The total Class A ordinary shares issued in respect of share options that were exercised and RSUs that have vested was 12,721,798.

On November 17, 2020, the Company issued 1,889,338 Class A ordinary shares to Artemis representing 0.5% of existing issued share capital, for total gross proceeds of $50.0 million.

Ordinary shares issued and fully paid as at December 31, 2019 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
296,740,928	Class A ordinary shares	0.04	$11,870	$832,498	$783,529	$1,627,897
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
339,599,008			$13,584	$878,007	$783,529	$1,675,120

During 2019, 39,742,008 shares were issued. All were fully paid and newly issued Class A ordinary shares. The nominal value of all shares issued is $0.04 each. Out of the total shares issued, 4,641,554 Class A ordinary shares were issued in relation to the acquisition of Stadium Goods, and a total of 27,521,418 Class A ordinary shares were issued in relation to the acquisition of New Guards. Transaction costs recognized directly in equity amounted to $1.5 million for Stadium Goods and $2.0 million for New Guards. Additionally, 7,579,036 Class A ordinary shares were issued in respect of share options and warrants that were exercised, and RSUs that have vested.

Holders of our Class A ordinary shares are entitled to one vote per share, and holders of our Class B ordinary shares are entitled to twenty votes per share.

The Class B ordinary shares are exchangeable for Class A ordinary shares on a one-for-one basis, subject to customary conversion rate adjustments for share splits, share dividends and reclassifications.

Prior to the Group’s IPO in the year ended December 31,2018, the Group was restructured, which resulted in the creation of the merger reserve.